Share based payments - RSU activity (Details) - Restricted share units (RSU)	12 Months Ended
Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	931,500
Ending balance (in shares)	931,500